Cash and Cash Equivalents Disclosure of Detailed Information About Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 503	$ 512
Short-term bank deposits	2,173	727
Cash and cash equivalents	$ 2,676	$ 1,239	$ 1,284	$ 1,283